FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interest income from cash and cash equivalents, including restricted cash	$ 4,000	$ 200	$ 500
Total	4,037	241	536
Financial expenses
Interest expenses on borrowings	48,500	40,000	45,600
Financial expenses arising from lease liabilities regarding right-of-use assets	200	300	1,500
Exchange rate adjustments, including loss from forward exchange rate contracts	500	500	1,000
Commitment fee	600	1,100	1,500
Amortization of interest rate swaps	2,400	1,400
Ineffectiveness on interest rate swaps	3,600	1,200
Other financial expenses	200	300	300
Total	48,793	42,382	49,914
Total financial items	$ (44,800)	$ (42,200)	$ (49,400)